ORGANIZATION AND DESCRIPTION OF BUSINESS - ATIF HK AND QIANHAI (Details)			1 Months Ended
	Aug. 13, 2018 CNY (¥) shares	Aug. 13, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) individual	Sep. 30, 2018 USD ($) individual	Jul. 31, 2019	Nov. 03, 2015 CNY (¥)	Nov. 03, 2015 USD ($)
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Number of unrelated individuals | individual			2	2
Mr. Yanru Zhou
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Beneficial ownership (in shares) | shares	13,000	13,000
Beneficial ownership (as a percent)	26.00%	26.00%
Qianhai
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Registered Capital						¥ 5,000,000	$ 750,000
ATIF
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of equity interest held					100.00%
Asia Era Fund | Qianhai
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of equity interest held					100.00%
Percentage of equity interest sold (as a percent)	45.00%	45.00%
Asia Era Fund | Qianhai | Ms. Zehong Lai and Mr. Zhuorong Cai
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of equity interest sold (as a percent)			55.00%	55.00%
Total price			¥ 34,500	$ 5,023
Asia Era Fund | Qianhai | Mr. Yanru Zhou
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Total price	¥ 31,500	$ 4,586